Business Division Information and Geographical Segments	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Business Division Information and Geographical Segments

Note 7 – Business Division Information and Geographical Segments

The Company’s reportable segments are defined by their service or revenue sources. The Company’s reportable divisions are Social Networks, Business Services, and Funding. Social Networks comprises EFactor, GroupCard, Member Digital, and ELEQT. The Business Services division is made up of EQMentor, HT Skills, Robson Dowry, and MCC. The Funding division is specific to the Company’s recent acquisition of RocketHub.

The Company measures the performance of its divisions based on their operating income excluding administrative and general expenses. The accounting policies of the operating segments are the same as those described in Note 3 Summary of Significant Accounting Policies. Other income, interest expense, and income taxes are not allocated to individual operating segments, and assets not identifiable to an individual segment are included as corporate assets. Segment information is reported consistent with the Company’s management reporting structure.

The table below sets forth our revenue based on our business segments for the three and six months ended June 30, 2015 and 2014:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2015	2014	2015	2014
Social Networks	$576,205	$40,894	$1,061,362	$63,903
Business Services	458,565	107,692	977,049	201,228
Funding	30,987	—	30,987	—
	$1,065,757	$148,586	$2,069,398	$265,131

For the three and six months ended June 30, 2015 and 2014, the Company generated revenues in the United States, Europe (excluding the U.K.) and the United Kingdom as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2015	2014	2015	2014
United States	$42,037	$42,331	$53,527	$66,777
Europe	536,618	—	963,236	—
United Kingdom	487,102	106,255	1,052,635	198,354
	$1,065,757	$148,586	$2,069,398	$265,131

As of June 30, 2015 and December 31, 2014, the Company has assets in the U.S., Europe and the U.K.:

	June 30,	December 31,
	2015	2014
	(Unaudited)
Total assets in the U.S.	$3,952,040	$2,129,289
Total assets in Europe	13,396,104	13,033,559
Total assets in the U.K.	12,959,079	12,259,732
Total assets	$30,307,223	$27,422,580

As of June 30, 2015 and December 31, 2014, the Company has liabilities in the U.S., Europe and the U.K.:

	June 30,	December 31,
	2015	2014
	(Unaudited)
Total liabilities in the U.S.	$5,955,043	$5,764,898
Total liabilities in Europe	3,464,364	2,204,411
Total liabilities in the U.K.	2,845,243	1,055,653
Total liabilities	$12,264,650	$9,024,962

The following unaudited pro forma consolidated results of operations have been prepared as if the acquisition of HT Skills Ltd, Member Digital Ltd., GroupCard BV, ELEQT Ltd and Robson Dowry Ltd occurred on January 2014:

June 30, 2014
Net Revenues	$677,882
Net (loss) from continuing operations	(4,036,059)
Net (loss) income per share from continuing operations	(3.89)
Weighted average number of shares – Basic and diluted	1,038,779

Note 13. Business Segment information

The Company’s reportable segments are defined by their service or revenue sources. The Company’s reportable segments are Social Networks, Education and Mentoring, and Business Services. EFactor, GroupCard, Member Digital, and ELEQT are included in the Social Networks segment. EQMentor and HT Skills are included in the Education and Mentoring segment. Robson Dowry and MCC are included in the Business Services segment.

The Company measures the performance of its segments based on their operating income excluding administrative and general expenses. The accounting policies of the operating segments are the same as those described in Note 3 Summary of Significant Accounting Policies. Other income, interest expense, and income taxes are not allocated to individual operating segments, and assets not identifiable to an individual segment are included as corporate assets. Segment information is reported consistent with the Company’s management reporting structure.

Business segment information is as follows:

	For the years ended December 31,
	2014	2013
SOCIAL NETWORKS
Sales	$744,245	$68,994
Operating income	(17,933,074)	(2,386,594)
Assets	14,331,565	472,689
Capital expenditures	155,481	354,825
Depreciation and amortization	221,782	242,625
EDUCATION AND MENTORING
Sales	$490,310	$315,989
Operating income	(1,896,329)	(194,464)
Assets	10,853,975	2,189,592
Capital expenditures	-	-
Depreciation and amortization	34,939	525
BUSINESS SERVICES
Sales	$400,047	$356,802
Operating income	(31,689)	20,952
Assets	1,974,518	1,614,306
Capital expenditures	-	-
Depreciation and amortization	563	3,453
REPORTABLE SEGMENTS TOTAL
Sales	$1,634,602	$741,785
Operating income	(19,861,092)	(2,560,106)
Assets	27,160,058	4,276,587
Capital expenditures	155,481	354,825
Depreciation and amortization	257,284	246,603
CORPORATE & OTHER
Operating (loss) from administrative expenses	$(6,526,136)	$(1,533,416)
Assets	262,522	306,996
Capital expenditures	-	-
Depreciation and amortization	-	-
TOTAL COMPANY
Sales	$1,634,602	$741,785
Operating income	(26,387,228)	(4,093,522)
Assets	27,422,580	4,583,583
Capital expenditures	155,481	354,825
Depreciation and amortization	257,284	246,603

The table below sets forth the amount and geographic location of revenues we have recognized for the years ended December 31, 2014 and 2013:

	Years Ended December 31,
	2014	2013
United States	$167,732	$384,983
Europe	500,268	-
United Kingdom	966,602	356,802
	$1,634,602	$741,785

Revenues generated in the United States consist of EFactor and EQMentor, the Company’s European revenue consists of GroupCard and ELEQT, and the Company’s United Kingdom revenue consists of MCC, Member Digital, HT Skills, and Robson Dowry.